SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value added taxes, Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue recognition
Cost of revenues	¥ 2,081,010,633	$ 293,104,217	¥ 2,498,916,443	¥ 2,891,758,188
Transaction price allocated to remaining performance obligations	74,227,696
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue recognition
Transaction price allocated to remaining performance obligations	¥ 61,059,585
Period over which remaining performance obligation is expected to be recognized as revenue	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue recognition
Transaction price allocated to remaining performance obligations	¥ 13,168,111
Shipping costs incurred
Revenue recognition
Cost of revenues	¥ 52,541,201		¥ 101,970,407	¥ 49,456,660
Revenues from sales of products
Value added taxes
VAT rate (in percentage)	13.00%
Revenues from sales of services
Value added taxes
VAT rate (in percentage)	6.00%
Minimum
Revenue recognition
Return and refund policy term (in days)	7 days	7 days
Free service period	1 year	1 year
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue recognition
Period over which remaining performance obligation is expected to be recognized as revenue	12 months
Maximum
Revenue recognition
Return and refund policy term (in days)	30 days	30 days
Free service period	2 years	2 years
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue recognition
Period over which remaining performance obligation is expected to be recognized as revenue	36 months